Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity [Table Text Block]

	2013			2012			2011
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	225,670	$26.27		229,836	$25.85		207,534	$25.93	$
Granted	28,600	27.07		30,250	27.05		31,900	24.94
Exercised	(24,127)	23.83		(20,435)	22.19		(2,833)	17.90
Forfeited	(10,603)	28.92		(13,981)	26.88		(6,765)	27.50

Outstanding, end of year	219,540	$26.64	$146,970	225,670	$26.27	$256,499	229,836	$25.85	$113,352

Exercisable, end of year	190,940	$26.58	$146,900	196,489	$26.15	$256,499	199,005	$25.99	$112,152

Schedule of Fair Value Assumptions [Table Text Block]

	Years Ended December 31,
	2013	2012	2011
Dividend yield	3.49%	3.27%	3.30%
Expected life	10 years	10 years	7 years
Expected volatility	25.91%	25.37%	25.35%
Risk-free interest rate	3.01%	1.76%	1.39%
Weighted average fair value of options granted	$5.72	$5.61	$4.70

Schedule of Outstanding Stock Options [Table Text Block]

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	15,594	$27.27	1.0	15,594	$27.27
	20,796	27.62	2.3	20,796	27.62
	18,700	28.64	3.0	18,700	28.64
	18,700	28.41	4.0	18,700	28.41
	19,800	25.00	5.0	19,800	25.00
	1,100	26.27	5.3	1,100	26.27
	18,700	25.99	6.0	18,700	25.99
	1,100	24.44	6.2	1,100	24.44
	23,650	25.25	7.0	23,650	25.25
	25,850	24.97	8.0	25,850	24.97
	26,950	27.05	9.0	26,950	27.05
	1,100	27.55	9.0	-	-
	2,000	28.95	9.7	-	-
	25,500	26.90	10.0	-	-
Total	219,540			190,940